Cover	May 18, 2022
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 18, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5707326
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55569
Entity Address Address Line 1	1218 Webster Street
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	289-6200